Annual Total Returns[BarChart] - Federated Hermes Institutional High Yield Bond Fund - IS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.78%	5.68%	15.16%	7.31%	3.08%	(2.29%)	15.09%	7.16%	(2.84%)	14.97%